Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 692,096	$ 423,189	$ 647,899	$ 290,783
Cost of revenue	524,747	333,024	497,138	279,228
Gross Profit	167,349	90,165	150,761	11,555
Operating Expenses
General and administrative	34,772	27,939	41,852	46,053
Contingent consideration	16,008	178	640	(825)
Depreciation and amortization	19,117	19,133	25,500	26,708
Total Operating Expenses	69,897	47,250	67,352	72,761
Income (Loss) from Operations	97,452	42,915	83,409	(61,206)
Other Expense
Other expense, net	(2,163)	106	(33)	(447)
Interest expense	(8,313)	(13,879)	(18,797)	(19,043)
Total Other Expense	(10,476)	(13,773)	(18,830)	(19,490)
Income Before Income Tax Expense	86,976	29,142	64,579	(80,696)
Income Tax Expense	18,131	16,177	24,834	(19,932)
Net Income	$ 68,845	$ 12,965	$ 39,745	$ (60,764)
Basic and Diluted
Basic and Diluted	$ 0.57	$ 0.11	$ 0.33	$ (0.51)
Weighted Average Number of Units
Basic and Diluted	119,994	119,994	119,994	119,994